Property, plant and equipment, net	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Property, plant and equipment, net

13.	Property, plant and equipment, net

	2019
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	10,254,531	48,274,171	4,402,711	2,610,893	1,069,892	67,064,936
Accumulated depreciation and impairment	—	(6,345,800)	(38,042,078)	(3,660,532)	(2,196,905)	—	(50,245,315)

	452,738	3,908,731	10,232,093	742,179	413,988	1,069,892	16,819,621

January 1	452,738	3,908,731	10,232,093	742,179	413,988	1,069,892	16,819,621
Effects on initial application of IFRS 16	—	—	—	—	(31,904)	—	(31,904)

Adjusted balance at January 1	452,738	3,908,731	10,232,093	742,179	382,084	1,069,892	16,787,717
Additions	—	116,238	2,334,358	781,465	224,287	1,440,308	4,896,656
Disposals	—	—	(16,033)	(9,336)	(416)	—	(25,785)
Reclassifications	—	455,792	1,111,715	7,880	25,042	(1,573,811)	26,618
Depreciation expenses	—	(384,832)	(2,489,070)	(625,712)	(196,201)	—	(3,695,815)
Impairment losses	—	—	(9,938)	—	—	—	(9,938)
Exchange adjustment	—	—	(4)	—	(5)	—	(9)

December 31	452,738	4,095,929	11,163,121	896,476	434,791	936,389	17,979,444

December 31
Cost	452,738	10,821,972	51,244,512	5,008,321	1,937,755	936,389	70,401,687
Accumulated depreciation and impairment	—	(6,726,043)	(40,081,391)	(4,111,845)	(1,502,964)	—	(52,422,243)

	452,738	4,095,929	11,163,121	896,476	434,791	936,389	17,979,444

	2020
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	10,821,972	51,244,512	5,008,321	1,937,755	936,389	70,401,687
Accumulated depreciation and impairment	—	(6,726,043)	(40,081,391)	(4,111,845)	(1,502,964)	—	(52,422,243)

	452,738	4,095,929	11,163,121	896,476	434,791	936,389	17,979,444

January 1	452,738	4,095,929	11,163,121	896,476	434,791	936,389	17,979,444
Additions	—	132,572	592,565	409,832	142,776	2,855,870	4,133,615
Disposals	—	—	(8,940)	(3,121)	(7,297)	—	(19,358)
Reclassifications	—	258,421	2,336,238	398,798	159,195	(3,152,652)	—
Depreciation expenses	—	(394,636)	(2,734,667)	(749,624)	(220,066)	—	(4,098,993)
Exchange adjustment	—	—	(20)	—	(2)	—	(22)

December 31	452,738	4,092,286	11,348,297	952,361	509,397	639,607	17,994,686

December 31
Cost	452,738	11,212,129	53,246,474	5,451,547	2,185,299	639,607	73,187,794
Accumulated depreciation and impairment	—	(7,119,843)	(41,898,177)	(4,499,186)	(1,675,902)	—	(55,193,108)

	452,738	4,092,286	11,348,297	952,361	509,397	639,607	17,994,686

	2021
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	11,212,129	53,246,474	5,451,547	2,185,299	639,607	73,187,794
Accumulated depreciation and impairment	—	(7,119,843)	(41,898,177)	(4,499,186)	(1,675,902)	—	(55,193,108)

	452,738	4,092,286	11,348,297	952,361	509,397	639,607	17,994,686

January 1	452,738	4,092,286	11,348,297	952,361	509,397	639,607	17,994,686
Additions	—	1,345	11,829	407	189	6,538,932	6,552,702
Disposals	—	—	(66,873)	(9,502)	—	—	(76,375)
Reclassifications	—	673,208	4,890,400	690,346	241,656	(6,495,610)	—
Depreciation expenses	—	(423,283)	(2,896,612)	(795,622)	(239,515)	—	(4,355,032)
Impairment losses	—	—	(4,843)	—	—	—	(4,843)
Exchange adjustment	—	—	(13)	—	(4)	—	(17)

December 31	452,738	4,343,556	13,282,185	837,990	511,723	682,929	20,111,121

December 31
Cost	452,738	11,877,419	57,176,339	5,574,316	2,345,204	682,929	78,108,945
Accumulated depreciation and impairment	—	(7,533,863)	(43,894,154)	(4,736,326)	(1,833,481)	—	(57,997,824)

	452,738	4,343,556	13,282,185	837,990	511,723	682,929	20,111,121

a)	Amount of borrowing costs capitalized as part of property, plant and equipment and the range of the interest rates for such capitalization are as follows:

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Amount of interest capitalized	15,114	9,762	11,193
Range of the interest rates for capitalization	1.7822%	1.4909%	1.1358%

b)	Information about the property, plant and equipment that were pledged to others as collaterals is provided in Note 38.